Non-Controlling Interests (Details) - MYR (RM)	Oct. 06, 2023	May 26, 2023	Dec. 31, 2023
Non-Controlling Interests [Line Items]
Percentage of equity interest	100.00%	10.00%	28.38%
Total consideration (in Ringgits)	RM 1	RM 1
Ordinary shares (in Shares)		10
Percentage of owned subsidiary		51.00%
Bottom of range [Member]
Non-Controlling Interests [Line Items]
Percentage of equity interest		95.10%
Top of range [Member]
Non-Controlling Interests [Line Items]
Percentage of equity interest		100.00%